Intangible Assets, Net (Details) - Schedule of Intangible Assets, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Assets, Net [Line Items]
Cost, beginning balance	$ 705,624	$ 707,063
Cost, Entrance to consolidation	22,608	33,638
Cost, Purchases	15,512	15,913
Cost, Disposals	(21)	(1,619)
Cost, Exchange rate differences from translation of foreign operations	(9,163)	(49,371)
Cost, ending balance	734,560	705,624
Accumulated depreciation, beginning balance	482,898	465,127
Depreciation, accumulated depreciation	51,265	49,501
Disposals, accumulated depreciation	(21)	(1,621)
Exchange rate differences from translation of foreign operations, accumulated depreciation	(6,510)	(30,109)
Accumulated depreciation, ending balance	527,632	482,898
Depreciated cost, ending balance	206,928	222,726
Customer relationship [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost, beginning balance	309,979	307,256
Cost, Entrance to consolidation	20,902	26,643
Cost, Purchases
Cost, Disposals
Cost, Exchange rate differences from translation of foreign operations	(3,779)	(23,920)
Cost, ending balance	327,102	309,979
Accumulated depreciation, beginning balance	169,567	154,112
Depreciation, accumulated depreciation	27,747	26,668
Disposals, accumulated depreciation
Exchange rate differences from translation of foreign operations, accumulated depreciation	(2,400)	(11,213)
Accumulated depreciation, ending balance	194,914	169,567
Depreciated cost, ending balance	132,188	140,412
Capitalized Software costs [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost, beginning balance	283,038	289,506
Cost, Entrance to consolidation
Cost, Purchases	14,550	14,732
Cost, Disposals	(21)	(415)
Cost, Exchange rate differences from translation of foreign operations	(4,699)	(20,785)
Cost, ending balance	292,868	283,038
Accumulated depreciation, beginning balance	237,253	243,264
Depreciation, accumulated depreciation	11,634	11,562
Disposals, accumulated depreciation	(21)	(416)
Exchange rate differences from translation of foreign operations, accumulated depreciation	(3,892)	(17,157)
Accumulated depreciation, ending balance	244,974	237,253
Depreciated cost, ending balance	47,894	45,785
Acquired technology [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost, beginning balance	100,337	97,395
Cost, Entrance to consolidation		6,152
Cost, Purchases	962	1,181
Cost, Disposals		(1,204)
Cost, Exchange rate differences from translation of foreign operations	(324)	(3,187)
Cost, ending balance	100,975	100,337
Accumulated depreciation, beginning balance	71,843	64,381
Depreciation, accumulated depreciation	10,227	9,986
Disposals, accumulated depreciation		(1,205)
Exchange rate differences from translation of foreign operations, accumulated depreciation	(123)	(1,319)
Accumulated depreciation, ending balance	81,947	71,843
Depreciated cost, ending balance	19,028	28,494
Other [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost, beginning balance	12,270	12,906
Cost, Entrance to consolidation	1,706	843
Cost, Purchases
Cost, Disposals
Cost, Exchange rate differences from translation of foreign operations	(361)	(1,479)
Cost, ending balance	13,615	12,270
Accumulated depreciation, beginning balance	4,235	3,370
Depreciation, accumulated depreciation	1,657	1,285
Disposals, accumulated depreciation
Exchange rate differences from translation of foreign operations, accumulated depreciation	(95)	(420)
Accumulated depreciation, ending balance	5,797	4,235
Depreciated cost, ending balance	$ 7,818	$ 8,035